Note 14 Debt securities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	€ 43,606	€ 34,781	€ 35,737
Unrealized gains of debt securities at amortized cost	56	1,950	2,405
Unrealized losses of debt securities at amortized cost	(1,701)	(284)	(75)
Fair value of debt securities at amortized cost	41,961	36,447	38,067
Domestic debt securities [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	18,541	18,031	18,492
Unrealized gains of debt securities at amortized cost	11	1,336	1,271
Unrealized losses of debt securities at amortized cost	(1,348)	(13)	(7)
Fair value of debt securities at amortized cost	17,204	19,353	19,756
Domestic debt securities [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	18,397	17,693	13,656
Unrealized gains of debt securities at amortized cost	10	1,326	1,212
Unrealized losses of debt securities at amortized cost	(1,330)	(7)	0
Fair value of debt securities at amortized cost	17,077	19,013	14,868
Domestic debt securities [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
Domestic debt securities [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
Domestic debt securities [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	144	337	4,835
Unrealized gains of debt securities at amortized cost	1	10	59
Unrealized losses of debt securities at amortized cost	(18)	(6)	(7)
Fair value of debt securities at amortized cost	127	341	4,887
MEXICO
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	10,743	8,464	7,771
Unrealized gains of debt securities at amortized cost	0	182	534
Unrealized losses of debt securities at amortized cost	0	(138)	(16)
Fair value of debt securities at amortized cost	10,743	8,508	8,289
MEXICO | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	9,806	7,669	6,963
Unrealized gains of debt securities at amortized cost	0	170	479
Unrealized losses of debt securities at amortized cost	0	(131)	0
Fair value of debt securities at amortized cost	9,806	7,708	7,442
MEXICO | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
MEXICO | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	745	614	632
Unrealized gains of debt securities at amortized cost	0	11	55
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	745	625	687
MEXICO | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	192	181	176
Unrealized gains of debt securities at amortized cost	0	1	0
Unrealized losses of debt securities at amortized cost	0	(7)	(16)
Fair value of debt securities at amortized cost	192	175	160
UNITED STATES
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	2,412	93	52
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	(10)	0	(26)
Fair value of debt securities at amortized cost	2,402	93	26
UNITED STATES | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	2,159	10	14
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	(5)	0	0
Fair value of debt securities at amortized cost	2,154	10	14
UNITED STATES | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
UNITED STATES | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	28	26	23
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	(2)	0	(16)
Fair value of debt securities at amortized cost	27	26	7
UNITED STATES | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	224	57	15
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	(3)	0	(10)
Fair value of debt securities at amortized cost	221	57	5
TURKEY
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	5,332	2,634	3,628
Unrealized gains of debt securities at amortized cost	0	143	95
Unrealized losses of debt securities at amortized cost	0	(95)	(25)
Fair value of debt securities at amortized cost	5,332	2,682	3,698
TURKEY | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	5,325	2,628	3,621
Unrealized gains of debt securities at amortized cost	0	143	95
Unrealized losses of debt securities at amortized cost	0	(95)	(25)
Fair value of debt securities at amortized cost	5,325	2,676	3,691
TURKEY | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
TURKEY | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	6	5	6
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	6	5	6
TURKEY | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	1
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	1
Other Countries [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	6,578	5,559	5,795
Unrealized gains of debt securities at amortized cost	44	289	505
Unrealized losses of debt securities at amortized cost	(343)	(37)	(1)
Fair value of debt securities at amortized cost	6,280	5,812	6,299
Other Countries [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	4,701	4,144	4,473
Unrealized gains of debt securities at amortized cost	32	257	467
Unrealized losses of debt securities at amortized cost	(311)	(28)	(1)
Fair value of debt securities at amortized cost	4,423	4,374	4,939
Other Countries [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	21	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	(1)	0	0
Fair value of debt securities at amortized cost	21	0	0
Other Countries [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	397	171	122
Unrealized gains of debt securities at amortized cost	2	0	0
Unrealized losses of debt securities at amortized cost	(11)	0	0
Fair value of debt securities at amortized cost	389	171	122
Other Countries [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	1,458	1,243	1,200
Unrealized gains of debt securities at amortized cost	10	32	38
Unrealized losses of debt securities at amortized cost	(21)	(9)	0
Fair value of debt securities at amortized cost	1,448	1,267	1,238
Foreign debt securities [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	25,065	16,750	17,245
Unrealized gains of debt securities at amortized cost	45	614	1,134
Unrealized losses of debt securities at amortized cost	(353)	(270)	(68)
Fair value of debt securities at amortized cost	€ 24,757	€ 17,094	€ 18,311